CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT (USD $)	Common Stock	Subscriptions Receivable	Accumulated Deficit-Development Stage	Total
Begnning Balance, Amount at Mar. 14, 2007	$ 0	$ 0	$ 0	$ 0
Begnning Balance, Share at Mar. 14, 2007	0
Common stock issued for cash, Shares	1,062,900
Common stock issued for cash, Amount	426,450			426,450
Common stock issued for mineral rights, Shares	14,000,000
Common stock issued for mineral rights, Amount	1,750,000			1,750,000
Common stock issued to founders, Shares	1,135,000
Common stock issued to founders, Amount	1,135			1,135
Common stock issued in exchange for services, Shares	16,000
Common stock issued in exchange for services, Amount	8,000			8,000
Net loss			(247,857)	(247,857)
Ending Balance, Amount at Dec. 31, 2007	2,185,585	0	(247,857)	1,937,728
Ending Balance, Share at Dec. 31, 2007	16,213,900
Common stock issued for cash, Shares	230,670
Common stock issued for cash, Amount	184,536			184,536
Common stock issued for mineral rights, Shares	5,000,000
Common stock issued for mineral rights, Amount	625,000			625,000
Common stock issued in exchange for services, Shares	5,625
Common stock issued in exchange for services, Amount	4,500			4,500
Net loss			(971,066)	(971,066)
Ending Balance, Amount at Dec. 31, 2008	2,999,621	0	(1,218,923)	1,780,698
Ending Balance, Share at Dec. 31, 2008	21,450,195
Net loss			(3,381,118)	(3,381,118)
Ending Balance, Amount at Dec. 31, 2009	2,999,621	0	(4,600,041)	(1,600,420)
Begnning Balance, Share at Dec. 31, 2009	21,450,195
Common stock issued for cash, Shares	1,174,654
Common stock issued for cash, Amount	1,245,645			1,245,645
Common stock issued for mineral rights, Shares	5,000,000
Common stock issued for mineral rights, Amount	5,000,000			5,000,000
Common stock issued to founders, Shares	75,000
Common stock issued to founders, Amount	71,250			71,250
Common stock converted from debt and interest, Shares	351,289
Common stock converted from debt and interest, Amount	333,724			333,724
Common stock issued in payment of debt and interest, Shares	4,376,349
Common stock issued in payment of debt and interest, Amount	4,505,330			4,505,330
Common stock issued in exchange for services, Shares	877,100
Common stock issued in exchange for services, Amount	1,005,850			1,005,850
Treasury stock purchased and retired, Shares	(357,100)
Treasury stock purchased and retired, Amount	0			0
Net loss			(4,332,368)	(4,332,368)
Ending Balance, Amount at Dec. 31, 2010	15,161,420	0	(8,932,409)	6,229,011
Ending Balance, Share at Dec. 31, 2010	32,947,487
Warrants issued for interest and services	123,597			123,597
Warrants issued for debt	453,036			453,036
Common stock issued for equipment, Shares	257,240
Common stock issued for equipment, Amount	434,050			434,050
Common stock issued in exchange for services, Shares	58,800
Common stock issued in exchange for services, Amount	59,650			59,650
Common stock issued for cash, net of issuance costs, Shares	636,750
Common stock issued for cash, net of issuance costs, Amount	970,046			970,046
Common stock converted from debt, Shares	155,000
Common stock converted from debt, Amount	310,000			310,000
Common stock converted from liabilities, Shares	169,264
Common stock converted from liabilities, Amount	211,580			211,580
Net loss			(4,458,863)	(4,458,863)
Ending Balance, Amount at Dec. 31, 2011	17,723,379	0	(13,391,272)	4,332,107
Ending Balance, Share at Dec. 31, 2011	34,224,541
Warrants issued for interest and services	6,197,716			6,197,716
Common stock issued in exchange for services, Shares	3,500
Common stock issued in exchange for services, Amount	7,000			7,000
Common stock issued for cash, net of issuance costs, Shares	242,500
Common stock issued for cash, net of issuance costs, Amount	485,000			485,000
Common stock issued for shares payable, Shares	9,513
Common stock issued for shares payable, Amount	14,375			14,375
Common stock issued in payment of liabilities, Shares	100,000
Common stock issued in payment of liabilities, Amount	200,000			200,000
Warrants exercised for common stock, Shares	19,000
Warrants exercised for common stock, Amount	31,000			31,000
Subscriptions receivable		(20,000)		(20,000)
Net loss			(7,709,929)	(7,709,929)
Ending Balance, Amount at Jun. 30, 2012	$ 24,658,470	$ (20,000)	$ (21,101,201)	$ 3,537,269
Ending Balance, Share at Jun. 30, 2012	34,599,054